Legal proceedings update	6 Months Ended
Jun. 30, 2019
Legal proceedings update [abstract]
Legal proceedings update [text block]
9. Legal proceedings update
A number of Novartis companies are, and will likely continue to be, subject to various legal proceedings, including litigations, arbitrations and governmental investigations, that arise from time to time. Legal proceedings are inherently unpredictable. As a result, the Group may become subject to substantial liabilities that may not be covered by insurance and may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. Note 19 to the Consolidated Financial Statements in our 2018 Annual Report and 2018 Form 20-F contains a summary as of the date of these reports of significant legal proceedings to which Novartis or its subsidiaries were a party. The following is a summary as of July 17, 2019 of significant developments in those proceedings, as well as any new significant proceedings commenced since the date of the 2018 Annual Report and 2018 Form 20-F.
INVESTIGATIONS AND RELATED LITIGATIONS
Southern District of New York (S.D.N.Y.) marketing practices investigation and litigation
In 2013, the US government filed a civil complaint in intervention to an individual qui tam action against Novartis Pharmaceuticals Corporation (NPC) in the United States District Court for the S.D.N.Y. The complaint, as subsequently amended, asserts federal False Claims Act and common law claims with respect to speaker programs and other promotional activities for certain NPC cardiovascular medications (including Lotrel, Starlix and Valturna) allegedly serving as mechanisms to provide kickbacks to healthcare professionals from 2002 to 2011. It seeks damages and disgorgement of Novartis profits from the alleged unlawful conduct which, based on the government’s calculation, with trebling and penalties could exceed USD 1 billion. Also in 2013, New York State filed a civil complaint in intervention asserting similar claims. Neither government complaint in intervention adopted the individual relator’s claims with respect to off-label promotion of Valturna, which were subsequently dismissed with prejudice by the court. The individual relator continues to litigate the kickback claims on behalf of other states and municipalities. Novartis is engaged in settlement discussions to resolve the above-described claims and has recorded a provision in the amount of USD 0.7 billion in Q2 2019.
In addition to the matter described above, there have been other developments in the other legal matters described in Note 19 to the Consolidated Financial Statements contained in our 2018 Annual Report and 2018 Form 20-F.
The developments during the second quarter of 2019 do not significantly affect the assessment of management concerning the adequacy of the total provisions recorded for legal proceedings.